INVESTMENTS (Details 4) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended								9 Months Ended		12 Months Ended
	Nov. 30, 2014 shares	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	May. 31, 2014 USD ($) $ / shares shares	May. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Nov. 30, 2010 USD ($)	Sep. 30, 2015 USD ($) item $ / shares	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY (¥)	Sep. 30, 2015 CNY (¥) item
eHi
Investment
Total consideration of acquisition									$ 113.0	¥ 717,000
Voting power interest held (as a percent)									19.90%				19.90%
Purchase of Shares Percentage of Equity Interest Purchased Aggregate									14.00%				14.00%
Number Of Seats Allocated | item									1				1
Number Of Board Of Directors Seats | item									7				7
Increase/Decrease in fair value of the investment credited to other comprehensive income | ¥										37,000
eHi | ADS
Investment
Closing stock price (in dollars per share) | $ / shares									$ 11.59
eHi | Ordinary shares
Investment
Total consideration of acquisition | $						$ 107.0
Purchase of Shares, Shares Purchased | shares	10,000,000
Easy Go
Investment
Total consideration of acquisition									$ 101.0	643,000
Increase/Decrease in fair value of the investment credited to other comprehensive income | ¥										298,000
Easy Go | Series B Preferred Shares
Investment
Total consideration of acquisition | $						$ 53.0
Easy Go | Series C Preferred Stock
Investment
Total consideration of acquisition | $		$ 53.0
Tuniu
Investment
Total consideration of acquisition				$ 15.0	¥ 93,000
Purchase of Shares Percentage of Equity Interest Purchased Aggregate											4.60%
Number Of Seats Allocated | item											1
Number Of Board Of Directors Seats | item											9
Fair value of available-for-sale investment									$ 49.0		$ 49.0		¥ 314,000
Increase/Decrease in fair value of the investment credited to other comprehensive income | ¥										¥ 4,000
Tuniu | IPO
Investment
Purchase of Shares, Shares Purchased | shares				5,000,000	5,000,000
Tuniu | ADS
Investment
Purchase of Shares, Shares Purchased | shares				1,666,667	1,666,667
Closing stock price (in dollars per share) | $ / shares									$ 11.87
Tuniu | ADS | IPO
Investment
Purchase of Shares Price Per Share | $ / shares				$ 9
Tuniu | Ordinary shares | IPO
Investment
Purchase of Shares Price Per Share | $ / shares				$ 3
Dining Secretary
Investment
Total consideration of acquisition | $								$ 10.0
Loss from impairment of long-term investment (Note 9) | ¥												¥ 33,000
Unrealized loss in other comprehensive income | ¥												4,000
Happy City
Investment
Total consideration of acquisition | $							$ 6.0
Increase/Decrease in fair value of the investment credited to other comprehensive income											$ 0.3	¥ 2,000
Travel agency focusing on teenager market | Ordinary shares
Investment
Total consideration of acquisition | ¥			¥ 81,000
Big-data service company
Investment
Total consideration of acquisition | $		$ 10.0